Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 18,264	$ 18,779	$ 21,042
Total revenue, percentage	100.00%	100.00%	100.00%
Advertising [Member]
Revenues
Total revenues	$ 17,895	$ 17,806	$ 20,703
Total revenue, percentage	98.00%	94.80%	98.30%
License [Member]
Revenues
Total revenues	$ 69		$ 203
Total revenue, percentage	0.40%		1.00%
Technology Services [Member]
Revenues
Total revenues	$ 300	$ 973	$ 136
Total revenue, percentage	1.60%	5.20%	0.70%